Net Loss Per share	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Net Loss Per share

7. Net Loss Per share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period as retroactively adjusted for the Merger (Note 2). For the three and nine months ended September 30, 2017 and 2016, the Company has excluded the potential effect of warrants to purchase shares of common stock totaling 281,019 shares, additional earn out shares, as described in Note 1, and the dilutive effect of stock options and restricted stock awards, as described in Note 6, in the calculation of diluted loss per share, as the effect would be antidilutive due to losses incurred. As a result, diluted loss per common share is the same as basic loss per common share for all periods presented below.

	Three Months Ended September 30,
(in thousands, except share and per share data)	2017	2016
Numerator:
Net loss	$(46,409)	$(39,539)
Denominator:
Weighted-average shares outstanding – basic and diluted	120,584,316	28,369,644
Net loss per share – basic and diluted	$(0.38)	$(1.39)

	Nine Months Ended September 30,
(in thousands, except share and per share data)	2017	2016
Numerator:
Net loss	$(88,550)	$(74,651)
Denominator:
Weighted-average shares outstanding – basic and diluted	60,120,689	28,369,644
Net loss per share – basic and diluted	$(1.47)	$(2.63)